Earnings per share - Schedule of Earning Per Share Detail (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Profit attributable to owners of the parent	$ 55	$ 44
Weighted average number of ordinary shares, basic (in shares)	504,911,305	501,006,962
Weighted average number of ordinary shares, diluted (in shares)	506,634,481	503,615,557
Earnings per share, basic (in dollars per share)	$ 0.1097	$ 0.0878
Earnings per share, diluted (in dollars per shares)	$ 0.1093	$ 0.0874